OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Deposits	$68,433	$9,383
Prepaid expenses	50,221	168,731
Employees’ social insurance	13,839	16,336
Others	10,788	62,156
Total	$143,281	$256,606